Revenue and Other Income - Schedule of other income (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Operating Income [Line Items]
Bank interest income	$ 15,174	$ 67,783	$ 1,115,839
Interest income from the immediate holding company (Note 27(A)(iv)) (Note 27(B)(i))	116,028,045	101,159,079	17,562,104
Government grants	0	3,061,665
Others	9,494,952	7,578,941	3,412,325
Total other income	$ 125,538,171	$ 111,867,468	$ 22,090,268